Debt (Details) $ in Thousands	Apr. 02, 2016 USD ($)
Debt Instrument [Line Items]
Long-term Debt	$ 988,130
Unamortized Debt Issuance Expense	11,870
6.75% Senior Notes due 2023 [Member]
Debt Instrument [Line Items]
Long-term Debt	450,000
7.00% Senior Notes due 2025 [Member]
Debt Instrument [Line Items]
Long-term Debt	$ 550,000